EMPLOYEE BENEFITS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS EXPENSES
Salaries and wages	$ 8,477,335	$ 9,244,473	$ 10,155,918
Pension plan and employment insurance	418,303	509,966	583,093
Contribution to defined contribution pension plan	170,358	194,123	209,494
Health benefits	476,217	613,918	810,609
Cash-based employee expenses	9,542,213	10,562,480	11,759,114
Employee termination expenses	761,354
Share-based payments	3,292,877	2,484,543	1,810,111
Total employee benefits expense	$ 13,596,444	$ 13,047,023	$ 13,569,225